Financial Instruments (Impact from Foreign Exchange Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss recorded in Accumulated other comprehensive loss	$ (263)	$ (136)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	96	25
Foreign Currency Cash Flow Hedge Loss to be Reclassified During Next 12 Months	$ (121)